SCHEDULE OF SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details) - Intec Pharma Ltd. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
a. Prepaid expenses and other receivable:
Institutions	$ 25	$ 1,836
Termination fee, Novartis (see note 6b(1))		1,500
Prepaid expenses	212	194
Advances to suppliers		3
Interest receivable		3
Other receivables	60	147
Prepaid expenses and other receivable	297	3,683
b. Accounts payable and accruals - other:
Expenses payable	2,859	2,838
Salary and related expenses, including social security and other taxes	1,057	1,277
Current operating lease liabilities (see note 6d)	596	544
Accrual for vacation days and recreation pay for employees	180	154
Other	274	22
Accounts payable and accruals - other	4,966	4,835
Financial income:
Interest on cash and cash equivalents	39	330
Gains from changes in fair value of marketable securities	2	13
Financial income	41	343
Financial expenses -
Loss from changes in exchange rates	(206)	(180)
Bank fees	(10)	(15)
Financial expenses	(216)	(195)
Financial income (expenses), net	$ (175)	$ 148